Portfolio of investments—September 30, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.78%
California: 0.26%
Nuveen California AMT-Free Quality Municipal Income Fund Muni Fund Preferred Shares Series A (50 shares) 1.41% 144Aø	$ 5,000,000	$ 5,000,000
Other: 0.52%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 1.41% ø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $15,000,000)		15,000,000

	Interest rate	Maturity date
Municipal obligations: 98.25%
Alabama: 2.76%
Airport revenue: 0.10%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	475,000	480,849
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	948,960
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	533,576
				1,963,385
Industrial development revenue: 0.46%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	7,903,549
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	962,629
				8,866,178
Utilities revenue: 2.20%
Black Belt Energy Gas District Gas Supply Project #7 Series C-1	4.00	12-1-2025	1,500,000	1,476,929
Black Belt Energy Gas District Gas Supply Project Series 2022D-1 (Royal Bank of Canada LIQ)	4.00	7-1-2052	3,500,000	3,467,037
Black Belt Energy Gas District Gas Supply Project Series A	4.00	12-1-2048	8,000,000	7,985,356
Black Belt Energy Gas District Series 2021C-1	4.00	10-1-2052	3,900,000	3,798,664
Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,633,764
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2024	985,000	1,012,427
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	442,211
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2026	500,000	525,728
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	20,060,000	20,008,751
				42,350,867
				53,180,430
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.57%
Airport revenue: 0.20%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00%	10-1-2026	$ 3,000,000	$ 3,100,596
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2028	775,000	808,571
				3,909,167
Health revenue: 0.22%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	608,206
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	766,585
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,346,829
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,434,538
				4,156,158
Miscellaneous revenue: 0.15%
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,535,929
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,424,818
				2,960,747
				11,026,072
Arizona: 3.17%
Education revenue: 0.02%
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2027	170,000	172,060
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2028	175,000	177,293
				349,353
GO revenue: 0.11%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2024	1,150,000	1,163,581
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	917,331
				2,080,912
Health revenue: 0.90%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	2.71	1-1-2046	4,000,000	3,953,748
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	3.03	1-1-2035	4,570,000	4,544,436
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	3.26	9-1-2048	9,000,000	8,970,773
				17,468,957
Industrial development revenue: 2.01%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	32,549,908
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Chandler AZ IDA Intel Corporation Project	2.70%	12-1-2037	$ 1,175,000	$ 1,160,409
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	4,920,000	4,981,912
				38,692,229
Miscellaneous revenue: 0.13%
Phoenix AZ Civic Improvement Corporation Senior Lien Airport Revenue Refunding Bonds Series 2013	5.00	7-1-2028	2,500,000	2,516,612
				61,108,063
Arkansas: 0.20%
Health revenue: 0.07%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,410,506
Housing revenue: 0.10%
Arkansas Development Finance Authority MFHR Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	2,000,000	1,944,057
Tax revenue: 0.03%
Cabot AR Sales Tax & Improvement Series B	5.00	12-1-2028	435,000	471,171
				3,825,734
California: 3.81%
Airport revenue: 0.14%
Los Angeles CA Department Airports AMT Subordinate Bond Series D	5.00	5-15-2027	2,500,000	2,608,596
Education revenue: 0.10%
California State Educational Authority Revenue Bonds ø	2.29	10-1-2036	2,000,000	2,000,000
GO revenue: 0.35%
Kern Community College District CAB BAN ¤	0.00	8-1-2023	7,000,000	6,815,416
Health revenue: 0.15%
California CDA Series 2020A	5.00	4-1-2026	570,000	594,588
California CDA Series 2020A	5.00	4-1-2027	845,000	882,676
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	2.80	11-1-2036	950,000	950,000
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2024	200,000	203,665
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	205,189
				2,836,118
Housing revenue: 0.02%
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	2.71	10-1-2036	353,000	353,000
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.43%
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00%	10-1-2047	$ 1,000,000	$ 987,720
Ceres CA Financing Authority Water System Revenue Bond Series 2020	0.50	6-1-2050	7,400,000	7,373,396
				8,361,116
Tax revenue: 0.07%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,304,223
Transportation revenue: 2.27%
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	2.91	4-1-2056	2,750,000	2,704,927
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	3.36	4-1-2045	25,500,000	25,507,143
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	2.76	4-1-2056	16,000,000	15,517,398
				43,729,468
Utilities revenue: 0.28%
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2024	400,000	400,945
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2025	415,000	415,834
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2026	435,000	435,223
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2027	450,000	448,146
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2028	470,000	465,798
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR +1.43%) ±	3.38	11-15-2026	2,000,000	1,928,430
Vernon California Electric System Series A	5.00	8-1-2024	685,000	693,763
Vernon California Electric System Series A	5.00	8-1-2025	500,000	509,446
				5,297,585
				73,305,522
Colorado: 1.29%
Airport revenue: 0.05%
Denver CO City & County Department of Aviation Airport System Series A	5.00	11-15-2024	1,000,000	1,001,627
Education revenue: 0.22%
University of Colorado Enterprise and Refunding Bond Series C	2.00	6-1-2054	2,000,000	1,932,295
University of Colorado Enterprise System Refunding Bond Series C3 Class A	2.00	6-1-2051	2,500,000	2,378,908
				4,311,203
GO revenue: 0.19%
Grand River CO Hospital District (AGM Insured) ##	5.00	12-1-2022	1,450,000	1,453,717
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,168,775
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00%	12-1-2024	$ 550,000	$ 556,721
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2025	400,000	406,127
				3,585,340
Health revenue: 0.24%
Colorado Health Facilities Authority Hospital Adventhealth Obligated Group Series B	5.00	11-15-2049	900,000	944,591
Colorado Health Facilities Authority Hospital Adventhealth Obligated Group Series C	5.00	11-15-2036	3,165,000	3,321,449
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	315,558
				4,581,598
Miscellaneous revenue: 0.40%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,285,000	1,295,154
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,448,283
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,035,808
				7,779,245
Tax revenue: 0.02%
Colorado Regional Transportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	464,364
Transportation revenue: 0.14%
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	463,490
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	313,328
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	1,848,358
				2,625,176
Water & sewer revenue: 0.03%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00	12-1-2027	500,000	537,131
				24,885,684
Connecticut: 2.18%
Education revenue: 0.53%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	120,173
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	140,099
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	6,933,926
Connecticut Higher Education Supplemental Loan Authority Loan Program Series A	3.60	11-15-2023	1,265,000	1,268,724
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2024	250,000	255,680
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2025	400,000	411,164
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00%	11-15-2026	$ 585,000	$ 603,541
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	5.00	11-15-2025	500,000	525,319
				10,258,626
GO revenue: 0.19%
Bridgeport CT GO Refunding Bond Series 2021C	5.00	2-15-2023	550,000	553,580
Bridgeport CT GO Refunding Bond Series 2021C	5.00	2-15-2026	1,325,000	1,390,070
Connecticut Series C	4.00	6-1-2025	1,000,000	1,016,792
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	743,943
				3,704,385
Health revenue: 0.56%
Connecticut HEFA Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	7,722,089
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00	7-1-2026	375,000	386,618
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00	7-1-2027	250,000	259,031
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00	7-1-2028	300,000	312,693
Connecticut HEFA Yale New Haven Health Series A	5.00	7-1-2028	1,975,000	2,023,766
				10,704,197
Housing revenue: 0.65%
Connecticut HFA Mortgage Finance Program Bonds Series A Subseries A-4 (SIFMA Municipal Swap +0.30%) ±	2.76	11-15-2050	12,500,000	12,431,335
Tax revenue: 0.25%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2026	1,200,000	1,266,003
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	3,631,717
				4,897,720
				41,996,263
Delaware: 0.19%
Utilities revenue: 0.19%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	3,710,260
District of Columbia: 1.77%
Airport revenue: 1.03%
Metropolitan Washington DC Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,500,000
Metropolitan Washington DC Airports Authority Series A	5.00	10-1-2024	3,450,000	3,450,000
Metropolitan Washington DC Airports Authority Series A	5.00	10-1-2026	1,180,000	1,227,503
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,320,000	6,537,328
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Metropolitan Washington DC Airports Authority System Revenue Refunding Bonds Series 2021A	5.00%	10-1-2027	$ 1,000,000	$ 1,045,541
Metropolitan Washington DC Airports Authority System Revenue Refunding Bonds Series 2021A	5.00	10-1-2028	1,000,000	1,048,719
				19,809,091
Housing revenue: 0.33%
District of Columbia HFA MFHR 1550 First Street Project	2.80	6-1-2039	4,000,000	3,997,614
District of Columbia HFA MFHR Strand Residences Project	2.50	2-1-2039	2,300,000	2,272,841
				6,270,455
Transportation revenue: 0.11%
Metropolitan Washington DC Transit Authority Series A	5.00	7-15-2025	2,000,000	2,091,161
Water & sewer revenue: 0.30%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	5,821,468
				33,992,175
Florida: 5.23%
Airport revenue: 0.74%
Broward County FL Airport System Series C	5.00	10-1-2022	2,000,000	2,000,000
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Prerefunded Bond	5.00	10-1-2025	1,355,000	1,411,332
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Unrefunded Bond	5.00	10-1-2025	645,000	664,785
Miami-Dade County FL Aviation Refunding Bonds Series 2014	5.00	10-1-2028	10,000,000	10,156,012
				14,232,129
Education revenue: 0.24%
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2024	500,000	506,039
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2025	1,000,000	1,013,008
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2026	1,000,000	1,010,437
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	508,272
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	764,354
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2026	250,000	246,096
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2027	255,000	249,525
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2028	270,000	262,766
				4,560,497
Health revenue: 1.31%
Jacksonville FL HCFR Series E ø	2.48	8-1-2036	17,005,000	17,005,000
Lee Memorial Health System Series B ø	2.86	4-1-2049	2,700,000	2,700,000
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,705,326
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Broward FL Hospital District Series B	5.00%	1-1-2024	$ 2,000,000	$ 2,028,928
Pompano Beach FL Refunding Bond John Knox Village Project	3.25	9-1-2023	665,000	657,374
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2022	115,000	114,812
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2023	115,000	113,765
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2024	145,000	141,627
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2025	180,000	173,547
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2026	185,000	175,843
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2027	215,000	201,225
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2028	200,000	184,115
				25,201,562
Housing revenue: 0.98%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	9,000,000	8,877,431
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	2.86	11-1-2058	9,955,000	9,955,000
				18,832,431
Miscellaneous revenue: 0.54%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	10,362,073
Resource recovery revenue: 0.09%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,772,399
Tax revenue: 0.31%
Leon County FL School District	4.00	9-1-2026	6,000,000	6,042,659
Transportation revenue: 0.06%
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2024	300,000	304,345
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2026	735,000	751,186
				1,055,531
Utilities revenue: 0.04%
Orlando FL Commission Utility System Series B	1.25	10-1-2046	1,000,000	798,770
Water & sewer revenue: 0.92%
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2027	680,000	728,441
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2028	1,360,000	1,473,584
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	14,160,000	14,888,431
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	200,000	211,306
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00%	10-1-2027	$ 200,000	$ 213,396
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	269,336
				17,784,494
				100,642,545
Georgia: 3.27%
Health revenue: 0.06%
Cobb County GA Kennestone Hospital Authority Series 2020B	5.00	4-1-2026	1,000,000	1,040,143
Industrial development revenue: 0.26%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,095,008
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	962,629
				5,057,637
Utilities revenue: 2.95%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	21,963,800
Burke County GA Development Authority Pollution Control Revenue Bonds First Series 2012	2.88	12-1-2049	3,500,000	3,395,679
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	205,661
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	311,442
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	250,887
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	407,004
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,023,974
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	6,225,000	6,237,358
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	1,000,000	987,962
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2026	1,100,000	1,070,221
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2027	1,215,000	1,171,711
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022	4.00	12-1-2027	4,000,000	3,855,712
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,345,000	3,193,799
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00	8-1-2052	8,000,000	7,527,355
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	2,500,000	2,145,658
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,384,201
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00%	1-1-2027	$ 165,000	$ 172,321
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2028	200,000	210,449
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2027	300,000	314,522
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2028	300,000	316,770
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2029	600,000	636,814
				56,783,300
				62,881,080
Guam: 0.28%
Airport revenue: 0.03%
Guam International Airport Authority Revenue Bonds 2023 Series A %%	5.00	10-1-2028	540,000	527,137
Tax revenue: 0.08%
Government of Guam Business Privilege Series F	5.00	1-1-2028	500,000	499,336
Government of Guam Business Privilege Series F	5.00	1-1-2029	1,000,000	998,441
				1,497,777
Utilities revenue: 0.17%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,375,697
				5,400,611
Hawaii: 0.80%
GO revenue: 0.22%
Honolulu HI GO Bonds Series 2022A	5.00	11-1-2024	1,000,000	1,035,887
Honolulu HI GO Bonds Series 2022A	5.00	11-1-2025	3,000,000	3,155,527
				4,191,414
Miscellaneous revenue: 0.43%
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2025	1,945,000	1,965,520
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	6,409,391
				8,374,911
Utilities revenue: 0.15%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series 2017A	3.10	5-1-2026	3,000,000	2,886,263
				15,452,588
Illinois: 9.19%
Airport revenue: 1.05%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,061,471
See accompanying notes to portfolio of investments

10  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00%	1-1-2023	$13,720,000	$ 13,741,506
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,357,561
				20,160,538
Education revenue: 0.66%
Illinois Finance Authority Benedictine University Refunding Bond	5.00	10-1-2027	630,000	627,668
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,342,410
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	725,103
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	423,668
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2026	825,000	827,459
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2027	780,000	781,641
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	5.00	4-1-2027	400,000	416,664
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	5.00	4-1-2028	500,000	523,427
University of Illinois Refunding Bond Auxiliary Facilities Series A	5.00	4-1-2027	5,000,000	5,025,819
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,006,917
				12,700,776
GO revenue: 2.47%
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 GO Refunding School Bonds, Series 2021B	4.00	1-1-2027	4,525,000	4,567,981
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 GO Refunding School Bonds, Series 2021B	4.00	1-1-2028	2,100,000	2,122,939
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	501,266
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,031,646
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2030	2,250,000	2,257,224
Chicago IL GO Series 2021A	5.00	1-1-2027	3,935,000	4,008,706
Chicago IL GO Series 2021A	5.00	1-1-2028	3,000,000	3,054,896
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,099,313
Chicago IL Refunding Bonds Project Series 2015C	5.00	1-1-2023	1,450,000	1,456,345
Chicago IL Series A	5.00	1-1-2027	2,445,000	2,490,797
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	3,300,000	3,314,440
Cook County IL GO Refunding Bonds Series 2021A	5.00	11-15-2026	1,950,000	2,051,715
Cook County IL Refunding Bond Series A	5.00	11-15-2025	1,200,000	1,253,138
DeKalb County IL Community Unit School District Series B (AGM Insured) ¤	0.00	1-1-2025	3,235,000	2,951,058
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refund Bond	4.00	5-1-2027	500,000	508,798
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refunding Bond	4.00%	5-1-2026	$ 635,000	$ 644,208
Illinois Series 2020	5.38	5-1-2023	1,000,000	1,009,739
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00	12-15-2026	960,000	982,546
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00	12-15-2027	795,000	816,106
Kendall, Kane & Will Counties IL Refunding Bond Series B ##	5.00	10-1-2022	1,660,000	1,660,000
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	838,300
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	503,337
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,507,814
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,014,590
				47,646,902
Health revenue: 0.67%
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	513,064
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	516,766
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap +0.70%) ±	3.16	5-1-2042	2,250,000	2,180,578
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	4.00	11-1-2030	3,600,000	3,625,284
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2026	465,000	446,732
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2027	480,000	454,986
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,154,408
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,035,000	1,052,733
				12,944,551
Housing revenue: 0.61%
Chicago Heights IL Multifamily Housing Revenue Bonds Series 2022 (FHA / GNMA Insured)	2.88	8-1-2027	4,500,000	4,292,021
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%)(FNMA LOC, FNMA LIQ) ±	3.46	5-15-2050	7,500,000	7,507,580
				11,799,601
Miscellaneous revenue: 1.64%
Chicago IL Board of Education Refunding Bond Series B	4.00	12-1-2022	2,000,000	2,001,576
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,309,665
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,513,550
Chicago IL Special Assessment Improvement Bonds Series 2022 144A	3.04	12-1-2028	270,000	237,064
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	8,815,440
Illinois Series 2017D	5.00	11-1-2026	8,025,000	8,174,990
Illinois Series 2017D	5.00	11-1-2027	3,335,000	3,408,921
Illinois Series B	5.25	7-1-2028	4,000,000	4,027,521
				31,488,727
Tax revenue: 1.74%
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	650,000	650,807
See accompanying notes to portfolio of investments

12  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20%	3-1-2024	$ 797,000	$ 777,693
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	5,880,682
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,023,322
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,324,098
Illinois Series 2013	5.00	6-15-2024	585,000	590,196
Illinois State Tax Revenue Junior Obligation Series D	5.00	6-15-2027	1,275,000	1,326,347
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	478,984
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	613,737
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,014,072
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2025	2,000,000	1,932,247
Sales Tax Securitization Corporation Second Lien Series 2020A	5.00	1-1-2028	5,000,000	5,253,954
Village of Matteson IL GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	500,000	506,104
Village of Matteson IL GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2026	200,000	202,182
Village of Matteson IL GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	300,000	303,525
Village of Matteson IL GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	575,000	582,564
				33,460,514
Transportation revenue: 0.11%
Illinois Toll Highway Authority Senior Refunding Bond Series C	5.00	1-1-2027	2,050,000	2,183,070
Utilities revenue: 0.16%
Springfield IL Senior Lien Electric Revenue Refunding Bonds Series 2015	5.00	3-1-2029	3,000,000	3,099,938
Water & sewer revenue: 0.08%
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2027	450,000	457,809
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2028	280,000	284,560
Village of Matteson IL GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	400,000	404,167
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020 (AGM Insured)	5.00	12-30-2027	280,000	298,585
				1,445,121
				176,929,738
Indiana: 1.84%
Health revenue: 0.77%
Indiana Finance Authority Deaconess Health System Series B (SIFMA Municipal Swap +0.30%) ±	2.76	3-1-2039	5,775,000	5,621,002
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,001,429
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00%	11-1-2023	$ 1,270,000	$ 1,293,448
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,097,289
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	814,770
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,032,430
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,020,171
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	500,396
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	503,636
				14,884,571
Miscellaneous revenue: 0.55%
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2026	3,000,000	3,137,882
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2027	6,000,000	6,338,501
Mishawaka RDA Lease Rental Revenue Bonds of 2021 (BAM Insured)	5.00	2-15-2027	1,025,000	1,089,828
				10,566,211
Resource recovery revenue: 0.52%
Indiana Finance Authority Economic Development Republic Services Incorporated Project Series A	2.95	5-1-2034	10,000,000	9,993,108
				35,443,890
Iowa: 0.73%
Education revenue: 0.11%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	501,266
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	711,395
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,026,286
				2,238,947
GO revenue: 0.09%
Indianola IA GO Capital Loan Notes Series 2021	3.00	6-1-2027	855,000	835,081
Indianola IA GO Capital Loan Notes Series 2021	4.00	6-1-2028	880,000	906,399
				1,741,480
Utilities revenue: 0.53%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	10,152,536
				14,132,963
Kansas: 0.41%
Health revenue: 0.10%
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	995,257
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,045,536
				2,040,793
See accompanying notes to portfolio of investments

14  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.31%
Wichita KS Multifamily Housing Verandas at Crestview Series I	3.90%	12-1-2024	$ 5,900,000	$ 5,900,497
				7,941,290
Kentucky: 3.44%
Education revenue: 0.08%
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2027	525,000	517,364
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2028	545,000	533,698
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2026	210,000	211,519
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2028	250,000	252,364
				1,514,945
Health revenue: 0.22%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,119,274
Industrial development revenue: 0.55%
Boone County KY Poll Control Duke Energy Kentucky Incorporated Series A	3.70	8-1-2027	2,750,000	2,650,489
Meade County KY Industrial Building Revenue Nucor Steel Brandenburg Project ø	3.25	8-1-2061	8,000,000	8,000,000
				10,650,489
Miscellaneous revenue: 0.02%
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2027	160,000	170,870
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2028	200,000	215,874
				386,744
Unknown Revenue Source: 0.15%
Rural Water Financing Agency KY Public Projects Construction Series A	3.00	5-1-2024	3,000,000	2,949,993
Utilities revenue: 2.42%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,500,000	9,462,116
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	25,990,669
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	7,500,000	6,278,238
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A	1.30	9-1-2044	6,000,000	4,855,423
				46,586,446
				66,207,891
Louisiana: 1.71%
GO revenue: 0.08%
Shreveport LA GO Bonds Series 2014	5.00	9-1-2027	1,420,000	1,460,182
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.35%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00%	6-1-2045	$ 6,695,000	$ 6,743,653
Industrial development revenue: 0.73%
St John Baptist Parish LA Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,082,143
Miscellaneous revenue: 0.32%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge	0.88	2-1-2046	5,000,000	4,586,008
Louisiana State GO Bonds Series A	5.00	2-1-2027	1,570,000	1,603,549
				6,189,557
Utilities revenue: 0.19%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	3,685,314
Water & sewer revenue: 0.04%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	1,000,000	831,330
				32,992,179
Maine: 0.09%
Education revenue: 0.02%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	438,917
Health revenue: 0.07%
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	255,000	266,472
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	545,000	562,574
Maine HEFAR Bonds Series 2020A	5.00	7-1-2026	500,000	521,306
				1,350,352
				1,789,269
Maryland: 1.59%
Housing revenue: 1.33%
Maryland CDA Department Housing & Community Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,300,000	6,117,236
Maryland CDA Department of Housing & Community Multifamily Development Overlook Manor Townhouses Series C	3.00	4-1-2024	5,000,000	4,909,250
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,651,918
Maryland CDA Department Series 2022-D	3.15	7-1-2024	4,000,000	3,867,089
				25,545,493
Transportation revenue: 0.26%
Maryland Economic Development Corporation Private Activity Green Bond Purple Line Light Rail Transit Partners LLC Series A-P3	5.00	11-12-2028	5,000,000	5,134,983
				30,680,476
See accompanying notes to portfolio of investments

16  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.35%
Education revenue: 0.07%
Massachusetts Development Finance Agency Lasell University Series 2021	4.00%	7-1-2027	$ 250,000	$ 238,834
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2028	330,000	311,792
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2026	420,000	430,614
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2027	440,000	452,848
				1,434,088
Health revenue: 0.53%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.96	7-1-2038	5,000,000	4,988,807
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series C	5.25	7-1-2027	1,850,000	1,852,361
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2026	300,000	313,431
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2027	410,000	431,896
Massachusetts Development Finance Authority Revenue Bonds Series 2019 T1 (SIFMA Municipal Swap +0.60%) 144A±	3.06	7-1-2049	2,600,000	2,577,649
				10,164,144
Tax revenue: 0.13%
Massachusetts Bay Transportation Authority Series B Subseries B-1	5.00	7-1-2025	2,300,000	2,409,018
Transportation revenue: 0.62%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,885,000	11,923,393
				25,930,643
Michigan: 2.32%
Education revenue: 0.10%
Board of Trustees of Northern Michigan University General Revenue Bonds Series 2018A	5.00	12-1-2027	640,000	685,651
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2026	390,000	393,039
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2027	405,000	406,920
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2028	405,000	405,714
				1,891,324
GO revenue: 0.03%
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2026	285,000	291,075
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2028	300,000	308,245
				599,320
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  17

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.02%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63%	5-15-2025	$ 1,150,000	$ 1,084,352
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	7,646,934
Michigan Finance Authority Hospital Beaumont Spectrum Series 2022B (SIFMA Municipal Swap +0.75%) ±	3.21	4-15-2047	10,500,000	10,409,339
Michigan Strategic Fund Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	570,297
				19,710,922
Industrial development revenue: 1.07%
Michigan Strategic Fund Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	18,591,064
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	1,924,927
				20,515,991
Miscellaneous revenue: 0.10%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	815,000	815,000
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,151,485
				1,966,485
				44,684,042
Minnesota: 1.40%
Airport revenue: 0.06%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019B	5.00	1-1-2025	1,100,000	1,125,896
GO revenue: 0.09%
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2023	815,000	806,463
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	969,717
				1,776,180
Housing revenue: 0.43%
Minnesota HFA Residential Housing Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	2.89	1-1-2045	8,235,000	8,229,389
Miscellaneous revenue: 0.04%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	434,026
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	388,356
				822,382
See accompanying notes to portfolio of investments

18  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.78%
Central Minnesota Municipal Power Agency Brookings Southeast Twin (AGM Insured)	5.00%	1-1-2027	$ 400,000	$ 424,826
Central Minnesota Municipal Power Agency Brookings Southeast Twin (AGM Insured)	5.00	1-1-2028	500,000	535,671
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds Series 2022 (U.S. SOFR +1.00%)(Royal Bank of Canada LIQ) ±	3.00	12-1-2052	15,000,000	14,001,974
				14,962,471
				26,916,318
Mississippi: 0.16%
Health revenue: 0.13%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	5.00	9-1-2044	2,500,000	2,574,860
Industrial development revenue: 0.03%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	2.73	5-1-2028	520,000	520,000
				3,094,860
Missouri: 0.59%
Housing revenue: 0.41%
Port Authority of Kansas City MO MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured)	1.50	5-1-2024	8,000,000	7,895,629
Utilities revenue: 0.18%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	3.50	5-1-2038	3,500,000	3,418,501
				11,314,130
Montana: 0.18%
Health revenue: 0.18%
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2024	375,000	385,720
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2025	325,000	338,420
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2027	500,000	531,116
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2028	2,015,000	2,162,409
				3,417,665
Nebraska: 0.64%
Airport revenue: 0.06%
Airport Authority of the City of Lincoln Airport Bonds Series 2021	5.00	7-1-2028	1,000,000	1,071,839
Education revenue: 0.12%
Douglas County NE Educational Facilities Creighton University (SIFMA Municipal Swap +0.53%) ±	2.99	7-1-2035	2,230,000	2,227,468
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  19

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.17%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00%	11-15-2053	$ 3,250,000	$ 3,371,611
Utilities revenue: 0.29%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	5,610,000	5,583,354
				12,254,272
Nevada: 0.28%
GO revenue: 0.28%
Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,341,945
New Jersey: 5.52%
Airport revenue: 0.28%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,755,000
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,513,709
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,030,258
				5,298,967
Education revenue: 0.13%
State of New Jersey Higher Education Student Assistance Authority Student Loan Revenue Bonds Series 2012-1	5.00	12-1-2022	2,500,000	2,505,325
GO revenue: 0.91%
New Jersey EDA Series G 144A	5.25	9-1-2023	15,000,000	15,235,518
Newark NJ General Capital Improvement Bond Anticipation Notes Series 2022D	4.00	9-29-2023	1,500,000	1,501,361
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2027	350,000	372,244
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2028	350,000	376,046
				17,485,169
Housing revenue: 1.02%
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.80	10-1-2022	4,560,000	4,560,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	4,900,000	4,878,745
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	4,585,000	4,541,552
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,170,000	2,141,994
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,465,000	2,414,429
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series D	2.90	10-1-2025	1,200,000	1,155,145
				19,691,865
See accompanying notes to portfolio of investments

20  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.94%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00%	6-15-2023	$ 3,000,000	$ 3,031,796
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,657,639
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,042,395
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B ##	5.00	11-1-2022	26,000,000	26,033,168
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	2.50	9-11-2025	1,500,000	1,500,000
				37,264,998
Tax revenue: 0.11%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	2,000,000	2,122,511
Transportation revenue: 1.13%
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	2.55	1-1-2030	21,820,000	21,823,921
				106,192,756
New York: 8.06%
Airport revenue: 0.81%
Albany County NY Airport Authority Airport Revenue Refunding Bonds, Series 2020B	5.00	12-15-2026	1,070,000	1,104,478
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2026	490,000	499,478
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	510,752
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	510,938
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	511,908
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2022	5.00	12-1-2027	5,000,000	5,107,522
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series AMT	5.00	9-1-2026	7,150,000	7,276,789
				15,521,865
Education revenue: 0.25%
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	1,000,000	857,637
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	1,640,000	1,577,265
New York Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	855,214
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  21

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New York Housing Finance Agency Affordable Housing Series K2	5.00%	7-1-2025	$ 600,000	$ 614,001
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	933,161
				4,837,278
GO revenue: 0.20%
Poughkeepsie Dutchess County NY Public Improvement Refunding Bond	4.00	4-15-2027	480,000	478,450
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,434,185
				3,912,635
Health revenue: 0.39%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	522,068
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,000,356
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,011,438
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,059,852
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,000,000	917,218
				7,510,932
Housing revenue: 0.27%
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series J-2 (State of New York Mortgage Agency Insured)	1.10	11-1-2061	2,500,000	2,174,811
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series K-2 (State of New York Mortgage Agency Insured) øø	1.00	11-1-2061	500,000	442,332
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	393,144
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	389,948
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	387,150
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	495,165
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	496,178
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	504,734
				5,283,462
See accompanying notes to portfolio of investments

22  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.58%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00%	1-1-2024	$ 7,205,000	$ 7,242,748
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2025	22,925,000	23,085,727
				30,328,475
Miscellaneous revenue: 0.17%
New York Liberty Development Corporation Tax-Exempt Liberty Revenue Refunding Bonds Series 2021A	1.20	11-15-2028	2,500,000	2,017,328
New York NY IDA Refunding Bonds Series 2021A (AGM Insured)	5.00	1-1-2024	1,250,000	1,271,582
				3,288,910
Tax revenue: 1.44%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	3.26	11-1-2022	4,975,000	4,978,990
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1125 (Deutsche Bank LIQ) 144Aø	2.52	5-15-2051	498,000	498,000
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	6,000,000	5,345,902
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B	5.00	5-15-2026	15,000,000	15,843,440
Triborough Bridge & Tunnel Authority Series 2022B	5.00	5-15-2024	1,000,000	1,026,410
				27,692,742
Transportation revenue: 2.37%
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	10,400,000	10,457,513
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	5,000,000	5,107,342
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	2.91	11-15-2044	22,545,000	22,524,227
New York Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D	5.00	11-15-2026	4,475,000	4,640,945
Triborough Bridge and Tunnel Authority Revenue Refunding Bonds 2013A	5.00	11-15-2026	2,770,000	2,798,230
				45,528,257
Utilities revenue: 0.46%
Long Island Power Authority Electric System General Revenue Bonds Series B	1.50	9-1-2051	3,500,000	3,120,538
Long Island Power Authority Electric System General Revenue Bonds Series B	1.65	9-1-2049	6,000,000	5,734,489
				8,855,027
Water & sewer revenue: 0.12%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,364,626
				155,124,209
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  23

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.76%
Health revenue: 0.21%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80%	1-15-2048	$ 1,500,000	$ 1,371,986
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2026	245,000	245,826
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2027	295,000	293,949
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2028	305,000	301,576
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,161,586
North Carolina Medical Care Commission Retirement Facilities First Mortgage Series 2020B-2	2.50	10-1-2024	740,000	712,511
				4,087,434
Industrial development revenue: 0.05%
Columbus County Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	962,629
Resource recovery revenue: 0.39%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	2.75	6-1-2038	7,500,000	7,490,788
Transportation revenue: 0.11%
North Carolina Turnpike Authority Triangle Expressway System Series 2020	5.00	2-1-2024	2,000,000	2,038,564
				14,579,415
North Dakota: 0.17%
Health revenue: 0.17%
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2025	165,000	169,810
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2026	225,000	233,064
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2027	1,125,000	1,169,117
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2028	1,650,000	1,720,242
				3,292,233
Ohio: 2.49%
GO revenue: 0.17%
Lake County OH Building Improvement BAN Series 2022	1.25	1-12-2023	3,300,000	3,283,047
Health revenue: 0.76%
Allen County OH Hospital Facilities Revenue Bonds series 2022B-1	5.00	10-1-2049	10,000,000	10,634,240
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	678,676
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	272,709
Ohio University Hospital Health System Series B	5.00	1-15-2050	2,905,000	2,989,203
				14,574,828
See accompanying notes to portfolio of investments

24  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.18%
Ohio Housing Finance Agency Multifamily Housing Revenue Bonds Series 2022A (Department of Housing and Urban Development Insured)	3.50%	7-1-2025	$ 3,550,000	$ 3,495,030
Industrial development revenue: 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,524,999
Miscellaneous revenue: 0.03%
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2026	180,000	174,319
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2027	270,000	258,522
Dayton OH City School District Certificate of Participation School Facilities Project	4.00	12-1-2028	230,000	236,340
				669,181
Resource recovery revenue: 0.59%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	11,397,472
Tax revenue: 0.30%
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2028	2,000,000	2,062,278
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2027	3,540,000	3,636,269
				5,698,547
Utilities revenue: 0.28%
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2027	400,000	425,632
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2029	350,000	378,060
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,245,906
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,578,540
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,702,529
				5,330,667
				47,973,771
Oklahoma: 1.10%
GO revenue: 0.16%
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,134,018
Health revenue: 0.15%
Oklahoma Development Finance Authority Health System Revenue ø	2.85	8-15-2031	1,695,000	1,695,000
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  25

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00%	8-15-2023	$ 500,000	$ 494,121
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	584,623
				2,773,744
Miscellaneous revenue: 0.75%
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	694,832
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	686,219
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	684,069
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,031,760
McIntosh County OK Educational Facilities Authority Revenue Bonds Series 2022	2.00	9-1-2027	415,000	371,593
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	555,746
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	595,492
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	839,559
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,106,540
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	962,962
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,046,927
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,268,458
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,548,812
				14,392,969
Tax revenue: 0.04%
Jackson County OK Facilities Authority Sales Tax Revenue Bonds Series 2022	4.00	10-1-2027	810,000	818,993
				21,119,724
Oregon: 0.17%
Airport revenue: 0.07%
Port of Portland International Airport Series C	5.00	7-1-2026	1,240,000	1,276,247
GO revenue: 0.05%
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00	6-1-2026	345,000	349,142
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00	6-1-2027	535,000	541,909
				891,051
See accompanying notes to portfolio of investments

26  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.05%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95%	6-1-2027	$ 1,200,000	$ 1,030,991
				3,198,289
Pennsylvania: 7.28%
Airport revenue: 1.08%
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2026	1,600,000	1,644,767
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2027	2,000,000	2,065,019
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2028	2,000,000	2,077,557
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,419,604
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2026	1,160,000	1,218,525
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,483,950
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	10,912,908
				20,822,330
Education revenue: 0.93%
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1	3.15	5-1-2044	3,500,000	3,457,976
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2027	385,000	397,605
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2028	415,000	428,092
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	3.04	11-1-2037	10,050,000	10,033,283
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2026	505,000	501,835
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2028	1,090,000	1,073,046
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2026	1,475,000	1,524,902
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	500,000	516,833
				17,933,572
GO revenue: 1.24%
Albert Gallatin School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,150,737
Albert Gallatin School District Series B (AGM Insured)	4.00	9-1-2025	350,000	356,423
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,303,775
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,057,570
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,906,480
Canon-McMillan School District PA GO Bonds, Series B of 2014 (AGM Insured)	4.50	12-15-2028	2,000,000	2,023,073
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,013,796
Dunmore PA Series A (AGM Insured)	2.00	9-1-2025	220,000	205,437
Dunmore PA Series A (AGM Insured)	2.00	9-1-2027	200,000	177,232
Dunmore PA Series A (AGM Insured)	2.00	9-1-2028	220,000	189,817
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  27

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Laurel Highlands School District Series A (BAM Insured)	4.00%	2-1-2027	$ 1,325,000	$ 1,348,359
Oil City Venango County GO Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2026	200,000	204,350
Oil City Venango County GO Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2027	195,000	199,468
Oil City Venango County GO Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2028	200,000	203,999
Peoria PA GO Series 2016B	5.00	1-1-2023	715,000	717,501
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	4,563,515
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	822,787
Scranton PA School District Series A	5.00	6-1-2023	835,000	843,405
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2023	615,000	621,592
				23,909,316
Health revenue: 1.20%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	3.16	11-15-2047	6,000,000	5,987,873
Berks County PA IDA Health System Revenue Bonds 2017	5.00	11-1-2022	250,000	249,252
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	975,108
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	956,630
Berks County PA Municipal Authority Revenue Bonds Series 2020A	5.00	2-1-2023	1,300,000	1,286,719
Geisinger Authority Health System Series B	5.00	4-1-2043	10,000,000	10,493,443
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,063,220
Southcentral Pennsylvania General Authority Wellspan Health Obligation Group	5.00	6-1-2027	2,085,000	2,138,421
				23,150,666
Housing revenue: 1.66%
Pennsylvania HFA Limited Norris Homes Phase V	1.40	1-1-2043	10,000,000	9,943,512
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	10,250,000	9,864,878
Pennsylvania HFA Single Family Series 137	5.00	10-1-2024	265,000	273,274
Pennsylvania HFA Single Family Series 137	5.00	10-1-2025	220,000	229,718
Pennsylvania HFA Single Family Series 137	5.00	4-1-2026	240,000	251,395
Pennsylvania Housing Finance Agency MFHR Sherman Hills Series 2022 (Department of Housing and Urban Development Insured)	1.25	2-1-2025	7,000,000	6,758,733
Pennsylvania Housing Finance Agency Single Family Mortgage AMT Series 128A	4.75	4-1-2033	4,590,000	4,612,622
				31,934,132
Miscellaneous revenue: 0.63%
Pennsylvania EDFA Revenue Bonds Series 2015	5.00	6-30-2024	4,500,000	4,549,091
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	492,562
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	610,947
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,715,807
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00	2-1-2026	2,000,000	2,099,110
See accompanying notes to portfolio of investments

28  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00%	12-1-2023	$ 375,000	$ 382,476
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,170,999
				12,020,992
Resource recovery revenue: 0.16%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A	2.60	6-1-2044	3,000,000	3,000,000
Tax revenue: 0.08%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2026	500,000	512,238
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2027	500,000	514,608
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2028	500,000	516,646
				1,543,492
Transportation revenue: 0.24%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	538,549
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	555,920
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	3.16	12-1-2023	2,880,000	2,881,658
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2025	300,000	314,646
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2026	350,000	371,622
				4,662,395
Water & sewer revenue: 0.06%
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2026	850,000	897,718
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	319,969
				1,217,687
				140,194,582
Puerto Rico: 0.16%
Miscellaneous revenue: 0.16%
Puerto Rico Housing Finance Authority Capital Fund Modernization Program Refunding Bonds Series 2020	5.00	12-1-2022	3,000,000	3,008,317
Rhode Island: 0.06%
Education revenue: 0.06%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,190,253
South Carolina: 0.25%
Utilities revenue: 0.25%
Piedmont SC Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,645,000	4,840,846
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  29

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 3.57%
Health revenue: 0.44%
Greeneville TN Health and Educational Ballad Health Series A	5.00%	7-1-2023	$ 1,600,000	$ 1,617,936
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,018,116
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.50	1-1-2045	5,910,000	5,910,000
				8,546,052
Housing revenue: 0.40%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,000,000	7,776,226
Utilities revenue: 2.73%
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2025	600,000	632,239
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	641,391
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2027	450,000	486,736
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1024 144Aø	2.60	5-1-2052	7,500,000	7,500,000
Tennessee Energy Acquisition Corporation Gas Project Series 2017A	4.00	5-1-2048	35,840,000	35,816,987
Tennessee Energy Acquisition Corporation Gas Project Series 2018	4.00	11-1-2049	7,500,000	7,425,377
				52,502,730
				68,825,008
Texas: 9.21%
Airport revenue: 1.02%
Austin TX Airport System Revenue Refunding Bonds Series 2019	5.00	11-15-2025	1,500,000	1,552,077
Dallas-Fort Worth TX International Airport Joint Revenue Refunding Bonds Series 2021B	5.00	11-1-2026	2,850,000	3,021,841
Dallas-Fort Worth TX International Airport Series A	5.00	11-1-2025	1,000,000	1,046,763
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	500,684
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,194,803
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,031,681
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,035,688
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,581,600
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,201,456
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2026	3,250,000	3,352,219
				19,518,812
Education revenue: 0.36%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2027	350,000	354,318
See accompanying notes to portfolio of investments

30  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00%	2-15-2028	$ 290,000	$ 292,885
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,515,355
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,140,258
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2025	360,000	370,701
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2027	500,000	521,584
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2028	300,000	314,666
Odessa TX College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2028	400,000	410,369
				6,920,136
GO revenue: 2.67%
Andrews County Texas Hospital District Refunding Bond	5.00	3-15-2027	1,750,000	1,837,535
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	550,000	538,948
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	3,520,000	3,411,601
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	6,958,322
Fort Bend TX Independent School District Various Refunding Series B øø	0.72	8-1-2051	1,290,000	1,149,431
Hays Consolidated Independent School District Texas School Building Bonds Series 2018B	2.70	8-15-2042	4,395,000	4,378,175
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,526,201
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,034,292
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,638,696
North East Independent School District Texas Series 2019	2.20	8-1-2049	4,800,000	4,668,953
Northside Texas Independent School District School Building Bond Series 2018	2.75	8-1-2048	20,305,000	20,167,724
Port Arthur TX Jefferson and Orange Counties Combination Tax and Revenue Certificates of Obligation Series 2021 (BAM Insured)	5.00	2-15-2028	365,000	390,283
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2026	290,000	304,242
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2027	310,000	328,574
				51,332,977
Health revenue: 0.57%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	3.03	12-1-2049	11,000,000	10,965,063
Housing revenue: 1.30%
Alamito TX Public Facilities Corporation MFHR Housing Authority of El Paso Rental Assistance Demonstration Conversion Program (Department of Housing and Urban Development Insured)	2.90	5-1-2037	8,400,000	8,349,534
Dallas TX Housing Finance Corporation MFHR Estates at Shiloh	1.25	7-1-2037	7,000,000	6,881,292
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  31

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Housing Synergy PFC TX Revenue Bonds Series 2022 (Department of Housing and Urban Development Insured)	3.50%	8-1-2025	$ 4,000,000	$ 3,942,220
Odessa TX Housing Finance Corporation MFHR Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,000,000	5,912,482
				25,085,528
Industrial development revenue: 0.09%
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	1.88	1-1-2026	800,000	719,119
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.00	1-1-2027	525,000	457,025
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.13	1-1-2028	575,000	485,057
				1,661,201
Resource recovery revenue: 0.62%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	2.75	11-1-2040	12,000,000	12,000,000
Tax revenue: 0.25%
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2025	480,000	500,510
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2026	510,000	536,306
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2027	845,000	894,853
Old Spanish Trail Almeda Corridors RDA Texas Refunding Bond Tax Increment Contract	5.00	9-1-2025	2,805,000	2,913,837
				4,845,506
Utilities revenue: 1.38%
Lower Colorado River Authority Refunding Bond	5.00	5-15-2027	2,000,000	2,130,266
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2027	1,385,000	1,481,307
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2028	2,285,000	2,464,115
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	11,500,000	10,825,170
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	3.01	9-15-2027	7,465,000	7,219,477
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2026	950,000	921,705
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2027	1,600,000	1,534,412
				26,576,452
See accompanying notes to portfolio of investments

32  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.95%
San Antonio TX Water System Junior Lien Series A	2.63%	5-1-2049	$12,490,000	$ 12,381,808
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,930,000	5,925,063
				18,306,871
				177,212,546
Utah: 0.48%
Airport revenue: 0.46%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,182,076
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,045,123
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,363,289
Salt Lake City UT Salt Lake City International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,300,000	1,335,772
				8,926,260
Miscellaneous revenue: 0.02%
Utah Infrastructure Agency Telecommunications Bond	3.00	10-15-2026	310,000	288,242
				9,214,502
Vermont: 0.03%
Education revenue: 0.03%
Vermont Educational & Health Buildings Financing Agency Saint Michael's College Project	5.00	10-1-2026	575,000	575,257
Virginia: 1.55%
Education revenue: 0.05%
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2026	300,000	305,154
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2027	275,000	280,052
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2028	300,000	305,342
				890,548
Industrial development revenue: 0.17%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,300,000
Tax revenue: 0.07%
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	960,334
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	160,184
Marquis VA CDA CCAB Series 2015 144A	7.50	9-1-2045	680,000	302,948
				1,423,466
Transportation revenue: 0.82%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	14,115,000	14,265,175
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,517,301
				15,782,476
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  33

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.44%
York County EDA PCR Virginia Electric & Power Company Project Series A	1.90%	5-1-2033	$ 8,500,000	$ 8,401,047
				29,797,537
Washington: 2.34%
GO revenue: 0.14%
Washington Refunding Bond	5.00	6-1-2025	1,000,000	1,046,061
Washington Refunding Bond	5.00	6-1-2026	1,570,000	1,667,034
				2,713,095
Health revenue: 0.61%
Washington HCFR Authority CommonSpirit Health Series 2019B-3	5.00	8-1-2049	4,000,000	4,099,437
Washington Health Care Facilities Authority Commonspirit Health Series 2019B-2	5.00	8-1-2049	2,430,000	2,477,253
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,532,319
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2025	275,000	285,082
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2026	285,000	297,209
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,250,000	1,112,668
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	876,208
				11,680,176
Housing revenue: 0.08%
Housing Authority of the County of King Workforce Housing Preservation Pooled Refunding Revenue Bonds 2021	4.00	10-1-2027	300,000	304,412
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	516,240
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	761,003
				1,581,655
Miscellaneous revenue: 0.06%
FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,067,452
Tax revenue: 0.11%
Central Puget Sound Washington Regional Refunding & Improvement Series S-1	5.00	11-1-2036	2,110,000	2,221,918
Utilities revenue: 1.34%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	2.71	5-1-2045	2,750,000	2,676,636
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	2.95	11-1-2046	23,190,000	23,169,011
				25,845,647
				45,109,943
See accompanying notes to portfolio of investments

34  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.10%
GO revenue: 0.10%
Berkeley County WV Board of Education Public School Series 2020	2.00%	5-1-2023	$ 1,000,000	$ 990,509
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	969,062
				1,959,571
Wisconsin: 3.51%
Health revenue: 2.70%
Entrance Fee Principal PFA Searstone Project Series B-2 144A	2.25	6-1-2027	1,845,000	1,630,754
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,041,432
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,450,000	1,489,773
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	3.11	8-15-2054	4,200,000	4,189,744
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	12,343,874
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,025,947
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,095,813
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,075,373
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	19,008,836
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00	9-15-2026	795,000	778,504
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00	9-15-2028	860,000	825,610
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2027	140,000	135,536
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2028	195,000	186,715
Wisconsin HEFA Series 2053 ø	2.88	2-15-2053	3,000,000	3,000,000
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	154,061
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	242,520
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	349,725
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2027	200,000	207,035
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2028	225,000	233,719
				52,014,971
Miscellaneous revenue: 0.42%
Wisconsin Refunding Bond Series A	5.00	5-1-2023	8,015,000	8,103,964
Unknown Revenue Source: 0.16%
PMA Levy and Aid Anticipation Notes Series 2022A %%	4.00	9-27-2023	3,000,000	3,020,337
Utilities revenue: 0.15%
Public Finance Authority PCR Duke Energy Progress Project Series 2022A	3.30	10-1-2046	3,000,000	2,937,192
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  35

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.08%
Clayton WI Water System and Sewer System Series C	2.00%	6-1-2026	$ 1,600,000	$ 1,452,339
				67,528,803
Total Municipal obligations (Cost $1,963,841,131)				1,891,416,160

		Yield	Shares
Short-term investments: 0.35%
Investment companies: 0.35%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		2.10	6,717,489	6,721,519
Total Short-term investments (Cost $6,721,519)				6,721,519
Total investments in securities (Cost $1,985,562,650)	99.38%			1,913,137,679
Other assets and liabilities, net	0.62			11,986,524
Total net assets	100.00%			$1,925,124,203

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

36  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$4,264,311	$168,963,208	$(166,506,000)	$99	$(99)	$6,721,519	6,717,489	$70,013
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  37

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$15,000,000	$0	$15,000,000
Municipal obligations	0	1,891,416,160	0	1,891,416,160
Short-term investments
Investment companies	6,721,519	0	0	6,721,519
Total assets	$6,721,519	$1,906,416,160	$0	$1,913,137,679
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

38  |  Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Short-Term Municipal Bond Fund  |  39